Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	€ 1,664	€ 3,950	€ 3,378
Other comprehensive (loss) income	(111)	(2,390)	(4,820)
Gains (losses) from financial assets measured at Fair value through other comprehensive income	2	9	26
Income tax impact	0	(3)	6
Reclassification of (gains) losses included in the income statement (Note 19)	(62)	0	33
Income tax impact	0	0	0
Other comprehensive income (loss), available-for-sale investments, net of tax	(60)	6	65
Gains (losses) on hedges	361	935	62
Income tax impact	(98)	(243)	6
Reclassification of (gains) losses included in the income statement (Note 19)	(439)	(706)	162
Income tax impact	118	181	(40)
Other comprehensive income, hedges, net of tax	(58)	167	190
(Losses) gains on hedges costs	(14)	51	0
Income tax impact	4	(13)	0
Reclassification of (gains) losses included in the income statement (Note 19)	(4)	(2)	0
Income tax impact	1	1	0
Other comprehensive income, hedges costs, net of tax	(13)	37	0
Share of (losses) gains recognized directly in equity of associates and others	0	(34)	8
Income tax impact	0	1	(2)
Reclassification of (gains) losses included in the income statement	(7)	0	0
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	(7)	(33)	6
Translation differences (Note 17)	96	(2,602)	(5,094)
Total other comprehensive (loss) income recognized for the year (Items that may be reclassified subsequently to profit or loss)	(42)	(2,425)	(4,833)
Actuarial (losses) gains and impact of limit on assets for defined benefit pension plans	(188)	203	14
Income tax impact	45	(24)	(1)
Reclassification to reserve actuarial losses (gains) and impact of limit on assets for defined benefit pension plans (Note 2)	89	0	0
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	(54)	179	13
(Losses) gains from financial assets measured at fair value through comprehensive income	(1)	(133)	0
Income tax impact	(14)	(11)	0
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	(15)	(144)	0
Total other comprehensive (loss) income recognized for the year (Items that will not be reclassified subsequently to profit or loss)	(69)	35	13
Total comprehensive income (loss) for the year	1,553	1,560	(1,442)
Attributable to:
Equity holders of the parent and other holders of equity instruments	1,118	1,513	(858)
Non-controlling interests	€ 435	€ 47	€ (584)